INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2018
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of the partnership’s investment property balances, all of which are considered Level 3 within the fair value hierarchy, for the six months ended June 30, 2018 and the year ended December 31, 2017:

	Six months ended Jun. 30, 2018			Year ended Dec. 31, 2017
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of period	$48,780	$2,577	$51,357	$45,699	$3,085	$48,784
Changes resulting from:
Property acquisitions	2,441	523	2,964	5,545	107	5,652
Capital expenditures	357	526	883	905	990	1,895
Property dispositions(1)	(556)	(1)	(557)	(1,240)	(675)	(1,915)
Fair value gains, net	409	384	793	347	202	549
Foreign currency translation	(936)	(64)	(1,000)	1,121	159	1,280
Transfer between commercial properties and commercial developments	145	(145)	—	1,038	(1,038)	—
Reclassifications to assets held for sale and other changes	(1,393)	(2)	(1,395)	(4,635)	(253)	(4,888)
Balance, end of period	$49,247	$3,798	$53,045	$48,780	$2,577	$51,357

(1)	Property dispositions represent the carrying value on date of sale.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are presented in the following tables below on a weighted-average basis:

		Jun. 30, 2018			Dec. 31, 2017
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (years)	Discount rate	Terminal capitalization rate	Investment horizon (years)
Core Office
United States	Discounted cash flow	7.0%	5.8%	12	7.0%	5.8%	13
Canada	Discounted cash flow	6.0%	5.6%	10	6.1%	5.5%	10
Australia	Discounted cash flow	6.9%	6.1%	10	7.0%	6.1%	10
Brazil	Discounted cash flow	9.8%	7.6%	7	9.7%	7.6%	7
Opportunistic Office(1)	Discounted cash flow	10.3%	7.5%	6	10.2%	7.5%	7
Opportunistic Retail	Discounted cash flow	8.9%	8.0%	10	9.0%	8.0%	10
Industrial	Discounted cash flow	6.6%	5.7%	10	6.8%	6.2%	10
Mixed-use(1)	Discounted cash flow	8.4%	5.4%	10	8.4%	5.3%	10
Multifamily(2)	Direct capitalization	4.8%	n/a	n/a	4.8%	n/a	n/a
Triple Net Lease(2)	Direct capitalization	6.5%	n/a	n/a	6.4%	n/a	n/a
Self-storage(2)	Direct capitalization	5.8%	n/a	n/a	5.8%	n/a	n/a
Student Housing(2)	Direct capitalization	5.8%	n/a	n/a	5.8%	n/a	n/a
Manufactured Housing(2)	Direct capitalization	5.4%	n/a	n/a	5.8%	n/a	n/a

(1)
During the second quarter of 2018, the valuation metrics for International Finance Center Seoul (“IFC”) are being reported under the mixed-use sector. The valuation metrics for opportunistic office have been updated for both periods presented.

(2)
The valuation method used to value multifamily, triple net lease, self-storage, student housing, and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i), Summary of Significant Accounting Policies: Fair value measurement, in the consolidated financial statements as of December 31, 2017:

	Jun. 30, 2018				Dec. 31, 2017
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$13,964	$904	$—	$—	$14,259	$568
Canada	—	—	4,140	103	—	—	4,493	104
Australia	—	—	2,407	51	—	—	2,472	8
Europe	—	—	126	1,176	—	—	120	920
Brazil	—	—	291	—	—	—	327	—
Opportunistic
Opportunistic Office(1)	—	—	6,529	477	—	—	6,044	231
Opportunistic Retail	—	—	3,346	6	—	—	3,406	6
Industrial	—	—	1,969	633	—	—	1,409	533
Multifamily	—	—	4,141	—	—	—	3,925	—
Triple Net Lease	—	—	4,876	—	—	—	4,804	—
Self-storage	—	—	748	79	—	—	1,796	58
Student Housing	—	—	1,930	369	—	—	1,204	149
Manufactured Housing	—	—	2,320	—	—	—	2,206	—
Mixed-Use(1)	—	—	2,460	—	—	—	2,315	—
Total	$—	$—	$49,247	$3,798	$—	$—	$48,780	$2,577

(1)
During the second quarter of 2018, the commercial properties for International Finance Center Seoul (“IFC”) are being reported under the mixed-use sector. The valuation metrics for opportunistic office have been updated for both periods presented.

The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for the six months ended June 30, 2018, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Jun. 30, 2018
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$830
Canada	215
Australia	150
Brazil	35
Opportunistic
Opportunistic Office	289
Opportunistic Retail	129
Industrial	91
Mixed-use	121
Multifamily	205
Triple Net Lease	169
Self-storage	58
Student Housing	59
Manufactured Housing	102
Total	$2,453
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2018 and December 31, 2017:

	Jun. 30, 2018		Dec. 31, 2017
	Under IFRS 9		Under IAS 39
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$835	$836	$1,605	$821
Acquisitions	83	—	144	49
Dispositions	(6)	(2)	(986)	(4)
Fair value gains, net and OCI	(1)	38	(216)	(30)
Other	—	—	(14)	—
Balance, end of period	$911	$872	$533	$836
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2018				Dec. 31, 2017
	Under IFRS 9				Under IAS 39
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	$—	$—	$521	$521	$—	$—	$209	$209
Securities - FVTPL	—	5	240	245	—	—	174	174
Securities - FVTOCI	—	—	150	150	—	—	150	150
Derivative assets	—	285	—	285	—	85	—	85
Total financial assets	$—	$290	$911	$1,201	$—	$85	$533	$618

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$845	$845	$—	$—	$813	$813
Derivative liabilities	—	277	—	277	—	559	—	559
Loan payable	—	—	27	27	—	—	23	23
Total financial liabilities	$—	$277	$872	$1,149	$—	$559	$836	$1,395